Share-based compensation - Summary of Performance Share Unit Plan (Detail) - PSU Plan [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Options granted from June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	163,129
Granted	144,211	163,129
Vested	(22,929)
Forfeited	(191,987)
Outstanding, end of year	92,424	163,129
Options granted prior to June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	118,686	219,857
Vested	(89,386)	(60,600)
Forfeited	(29,300)	(40,571)
Outstanding, end of year		118,686